Schedule of Investments (unaudited) April 30, 2023	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 0.7%
Innovative Industrial Properties Inc.	204	$13,984
Rexford Industrial Realty Inc.	519	28,945

		42,929
Aerospace & Defense — 6.9%
Axon Enterprise Inc.(a)	1,247	262,755
HEICO Corp.(b)	1,051	177,241

		439,996
Air Freight & Logistics — 1.8%
GXO Logistics Inc.(a)(b)	2,148	114,123

Automobile Components — 2.3%
Fox Factory Holding Corp.(a)	1,304	144,575

Biotechnology — 1.2%
Halozyme Therapeutics Inc.(a)	2,387	76,694

Building Products — 2.0%
AZEK Co. Inc. (The)(a)	4,613	125,197

Capital Markets — 7.2%
MarketAxess Holdings Inc.	441	140,401
TPG Inc.	4,639	134,392
Tradeweb Markets Inc., Class A	2,595	182,714

		457,507
Construction & Engineering — 2.2%
Comfort Systems USA Inc.	926	138,428

Diversified Consumer Services — 2.9%
Bright Horizons Family Solutions Inc.(a)	76	5,785
Duolingo Inc, Class A(a)	1,294	176,191

		181,976

Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	1,105	32,137

Entertainment — 1.1%
Kahoot! ASA(a)(b)	26,808	69,984

Food Products — 0.6%
Freshpet Inc.(a)(b)	519	35,796

Health Care Equipment & Supplies — 5.2%
Figs Inc., Class A(a)	6,744	48,557
Inmode Ltd.(a)	951	35,434
Inspire Medical Systems Inc.(a)(b)	381	101,967
Insulet Corp.(a)	460	146,299

		332,257
Health Care Technology — 3.0%
Certara Inc.(a)	3,761	90,903
Doximity Inc., Class A(a)(b)	1,602	58,874
Phreesia Inc.(a)	1,377	43,568

		193,345
Hotels, Restaurants & Leisure — 9.7%
Domino’s Pizza Inc.	100	31,747
Evolution AB(c)	1,116	149,107
Penn Entertainment Inc.(a)(b)	3,358	100,035
Planet Fitness Inc., Class A(a)	2,188	181,910
Wingstop Inc.	772	154,485

		617,284
Interactive Media & Services — 2.3%
Match Group Inc.(a)	3,899	143,873

Security	Shares	Value

IT Services — 3.3%
DigitalOcean Holdings Inc.(a)(b)	2,083	$65,698
Globant SA(a)	920	144,320

		210,018
Life Sciences Tools & Services — 10.6%
10X Genomics Inc., Class A(a)	460	24,118
Azenta Inc.(a)	2,123	92,329
Bio-Techne Corp.	2,035	162,556
Charles River Laboratories International Inc.(a)	577	109,699
Olink Holding AB, ADR(a)	1,556	33,563
Repligen Corp.(a)	829	125,701
West Pharmaceutical Services Inc.	345	124,628

		672,594
Machinery — 3.3%
AutoStore Holdings Ltd.(a)(c)	36,687	79,011
Chart Industries Inc.(a)(b)	962	128,042

		207,053
Broadline Retail — 1.0%
Etsy Inc.(a)(b)	623	62,942

Professional Services — 2.8%
Fiverr International Ltd.(a)	2,381	86,954
Paylocity Holding Corp.(a)	462	89,300

		176,254
Ground Transportation — 3.3%
Saia Inc.(a)(b)	704	209,630

Semiconductors & Semiconductor Equipment — 10.7%
Ambarella Inc.(a)	1,556	96,441
Entegris Inc.	2,420	181,306
Lattice Semiconductor Corp.(a)	2,202	175,499
Monolithic Power Systems Inc.	395	182,478
SolarEdge Technologies Inc.(a)	158	45,130

		680,854
Software — 13.9%
Aspen Technology Inc.(a)(b)	602	106,554
Bentley Systems Inc., Class B	1,423	60,563
Bill.com Holdings Inc.(a)	1,104	84,798
Confluent Inc., Class A(a)(b)	6,459	142,098
Five9 Inc.(a)	2,013	130,523
Gitlab Inc., Class A(a)	1,492	45,297
HubSpot Inc.(a)	466	196,163
JFrog Ltd.(a)	2,350	43,639
SiteMinder Ltd.(a)	28,836	69,938

		879,573
Specialty Retail — 0.3%
Leslie’s Inc.(a)(b)	2,066	22,416

Total Long-Term Investments — 98.8% (Cost: $7,998,562)		6,267,435

Short-Term Securities

Money Market Funds — 20.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	1,218,754	1,219,120

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future Innovators ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	100,000	$100,000

Total Short-Term Securities — 20.8% (Cost: $1,318,729)		1,319,120

Total Investments — 119.6% (Cost: $9,317,291)		7,586,555
Liabilities in Excess of Other Assets — (19.6)%		(1,242,449)

Net Assets — 100.0%		$6,344,106

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$979,979	$238,606	(a)	$—		$336	$199	$1,219,120	1,218,754	$3,844	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	—		(110,000	)(a)	—	—	100,000	100,000	6,449		—

						$336	$199	$1,319,120		$10,293		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,867,258	$400,177	$—	$6,267,435
Short-Term Securities
Money Market Funds	$1,319,120	$—	$—	$1,319,120

	$7,186,378	$400,177	$—	$7,586,555

Portfolio Abbreviation

ADR	American Depositary Receipt

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